UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01436

CAPSTONE SERIES FUND, INC.
(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH , SUITE 250, HOUSTON, TX	77042
(Address of principal executive offices)	(Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OHIO	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-262-6631

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (98.3%)
AEROSPACE & DEFENSE (1.5%)
AAR Corp.	6,500	$136,565
Aerojet Rocketdyne Holdings, Inc.(a)	3,290	54,121
AeroVironment, Inc.(a)	820	20,918
American Science & Engineering, Inc.	370	13,279
BE Aerospace, Inc.	4,590	185,666
Cubic Corp.	960	38,362
Curtiss-Wright Corp.	2,010	138,690
Engility Holdings, Inc.(a)	4,290	57,958
Esterline Technologies Corp.(a)	1,310	103,110
Huntington Ingalls Industries, Inc.	1,980	253,202
KLX, Inc.(a)	7,860	229,748
Moog, Inc., Class A(a)	1,540	71,348
National Presto Industries, Inc.	190	15,027
Orbital ATK, Inc.	2,503	225,846
TASER International, Inc.(a)	9,870	151,899
Teledyne Technologies, Inc.(a)	1,580	128,375
Triumph Group, Inc.	9,140	233,070
		2,057,184

AIR FREIGHT & LOGISTICS (0.5%)
Atlas Air Worldwide Holdings(a)	6,970	256,008
Echo Global Logistics, Inc.(a)	6,670	146,807
Forward Air Corp.	1,510	65,171
Hub Group, Inc., Class A(a)	5,270	160,577
		628,563

AIRLINES (1.1%)
Alaska Air Group, Inc.	6,300	443,520
Allegiant Travel Co.	1,116	179,084
Hawaiian Holdings, Inc.(a)	3,980	140,136
JetBlue Airways Corp.(a)	17,390	370,581
Republic Airways Holdings, Inc.(a)	76,260	162,434
SkyWest, Inc.	16,840	252,937
		1,548,692

AUTO COMPONENTS (0.6%)
Dana Holding Corp.	14,880	176,923
Dorman Products, Inc.(a)	1,330	57,589
Drew Industries, Inc.	2,480	142,352
Gentex Corp.	14,220	194,672
Gentherm, Inc.(a)	3,380	135,234
Motorcar Parts of America, Inc.(a)	800	27,496
Standard Motor Products, Inc.	810	30,221
Superior Industries International, Inc.	6,820	125,556
		890,043

AUTOMOBILES (0.1%)
Thor Industries, Inc.	1,950	102,239
Winnebago Industries, Inc.	1,440	25,358
		127,597

BANKS (5.4%)
Ameris Bancorp	5,050	146,096
Associated Bancorp	13,460	236,223
BancorpSouth, Inc.	4,170	87,070
Bank of Hawaii Corp.	1,950	116,863
Bank of the Ozarks, Inc.	5,670	251,408
Banner Corp.	1,880	78,020
BBCN Bancorp, Inc.	6,350	96,520
Boston Private Financial Holdings, Inc.	6,690	69,241
Cardinal Financial Corp.	1,420	27,079
Cathay General Bancorp	3,620	101,360
Central Pacific Financial Corp.	1,910	40,014
City Holding Co.	520	23,119
Columbia Banking System, Inc.	1,970	58,371
Commerce Bancshares, Inc.	3,301	135,770
Community Bank System, Inc.	1,190	44,792
Cullen/Frost Bankers, Inc.	2,380	113,907
CVB Financial Corp.	3,720	56,953
East West Bancorp, Inc.	5,780	187,388
F.N.B. Corp.	9,910	119,415
First Bancorp(a)	42,432	110,323
First Commonwealth Financial Corp.	4,950	43,214
First Financial Bancorp	2,060	32,960
First Financial Bankshares, Inc.	3,690	96,383
First Horizon National Corp.	12,080	153,778
First Midwest Bancorp, Inc.	11,530	200,968
First NBC Bank Holding Co.(a)	620	19,462
First Niagara Financial Group, Inc.	20,080	196,583
FirstMerit Corp.	10,820	209,692
Fulton Financial Corp.	11,130	143,021
Glacier Bancorp, Inc.	3,730	87,991
Hancock Holding Co.	6,939	166,258
Hanmi Financial Corp.	5,101	110,692
Home Bancshares, Inc.	5,426	210,040
Independent Bank Corp. - Massachusetts	1,090	49,824
International Bancshares Corp.	4,800	111,312
LegacyTexas Financial Group, Inc.	4,240	82,807
MB Financial, Inc.	3,421	106,462
National Penn Bancshares, Inc.	5,310	60,534
NBT Bancorp	1,390	36,001
OFG Bancorp	17,760	99,811
Old National Bancorp	4,940	60,861
PacWest Bancorp	4,610	169,233
Pinnacle Financial Partners, Inc.	3,260	162,511
PrivateBancorp, Inc.	5,630	211,857
Prosperity Bancshares, Inc.	4,050	171,720
S & T Bancorp, Inc.	890	24,039
Signature Bank(a)	2,850	397,119
Simmons First National Corp., Class A	3,110	137,804
Southside Bancshares, Inc.	850	19,151
Sterling Bancorp	2,958	46,470
SVB Financial Group(a)	2,730	276,604
Synovus Financial Corp.	6,182	188,736
Talmer Bancorp, Inc., Class A	7,240	116,274
TCF Financial Corp.	8,790	105,568
Texas Capital Bancshares, Inc.(a)	2,050	73,185
Tompkins Financial Corp.	479	26,834
Trustmark Corp.	5,260	113,826
UMB Financial Corp.	1,830	85,827
Umpqua Holdings Corp.	13,730	198,810
United Bankshares, Inc.	2,510	84,286
United Community Banks, Inc.	2,612	47,173
Valley National Bancorp	12,762	112,306
Webster Financial Corp.	3,870	128,368
WestAmerica Bancorp	1,080	47,164
Wilshire Bancorp, Inc.	5,690	60,257
Wintrust Financial Corp.	2,430	102,279
		7,485,987

BIOTECHNOLOGY (0.9%)
Acorda Therapeutics, Inc.(a)	3,120	114,878
Emergent BioSolutions, Inc.(a)	4,900	179,340
Enanta Pharmaceuticals, Inc.(a)	590	15,163
Ligand Pharmaceuticals, Inc., Class B(a)	3,050	304,909
MiMedx Group, Inc.(a)	21,160	176,051
Momenta Pharmaceuticals, Inc.(a)	2,590	32,168
Repligen Corp.(a)	5,280	116,952
Spectrum Pharmaceuticals, Inc.(a)	2,900	14,384
United Therapeutics Corp.(a)	2,683	330,492
		1,284,337

BUILDING PRODUCTS (1.4%)
A.O. Smith Corp.	4,290	299,657
AAON, Inc.	3,668	78,972
American Woodmark Corp.(a)	1,940	133,860
Apogee Enterprises, Inc.	2,690	107,008
Fortune Brands Home & Security, Inc.	8,310	403,783
Gibraltar Industries, Inc.(a)	1,450	30,798
Griffon Corp.	9,180	139,352
Lennox International, Inc.	2,340	280,379
PGT, Inc.(a)	19,030	186,494

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Quanex Building Products Corp.	1,775	$32,855
Simpson Manufacturing Co., Inc.	1,490	48,619
Universal Forest Products, Inc.	2,380	163,958
		1,905,735

CAPITAL MARKETS (1.7%)
Calamos Asset Management, Inc., Class A	18,650	178,853
Eaton Vance Corp.	4,780	136,995
Evercore Partners, Inc.	3,370	152,223
Federated Investors, Inc., Class B	3,700	93,573
Financial Engines, Inc.	4,330	116,780
Greenhill & Co., Inc.	1,160	27,585
HFF, Inc., Class A	4,080	116,566
Interactive Brokers Group, Inc., Class A	2,670	86,161
International FCStone, Inc.(a)	6,060	170,831
Investment Technology Group, Inc.	1,570	27,020
Janus Capital Group, Inc.	6,870	86,493
Piper Jaffray Cos., Inc.(a)	4,880	165,920
Raymond James Financial, Inc.	5,550	243,145
SEI Investments Co.	7,540	295,870
Stifel Financial Corp.(a)	4,695	157,095
Virtus Investment Partners, Inc.	307	27,016
Waddell & Reed Financial, Inc., Class A	3,460	94,942
Wisdomtree Investments, Inc.	17,640	211,680
		2,388,748

CHEMICALS (2.3%)
A. Schulman, Inc.	4,930	124,828
Albemarle Corp.	4,810	253,198
American Vanguard Corp.	1,460	16,440
Ashland, Inc.	2,740	259,642
Balchem Corp.	2,775	155,788
Cabot Corp.	2,880	116,179
Calgon Carbon Corp.	2,250	36,427
Flotek Industries, Inc.(a)	2,610	17,435
FutureFuel Corp.	1,380	17,278
H.B. Fuller Co.	2,270	84,489
Hawkins, Inc.	250	9,368
Innophos Holdings, Inc.	3,090	82,534
Innospec, Inc.	2,520	125,622
Intrepid Potash, Inc.(a)	38,870	84,737
Koppers Holdings, Inc.(a)	1,150	19,470
Kraton Performance Polymers, Inc.(a)	1,700	24,956
LSB Industries, Inc.(a)	28,030	156,968
Mineral Technologies, Inc.	1,590	65,174
NewMarket Corp.	433	164,224
Olin Corp.	10,470	177,362
PolyOne Corp.	3,670	99,310
Quaker Chemical Corp.	580	43,506
Rayonier, Inc.	1,793	12,551
RPM International, Inc.	5,420	212,735
Sensient Technologies Corp.	1,990	118,743
Stepan Co.	2,100	94,416
The Chemours Co.	25,180	99,209
The Scotts Miracle-Gro Co., Class A	1,980	135,986
Tredegar Industries, Inc.	5,250	68,933
Valspar Corp.	3,260	255,356
		3,132,864

COMMERCIAL SERVICES & SUPPLIES (2.0%)
ABM Industries, Inc.	8,760	263,063
Brady Corp., Class A	1,950	43,758
Clean Harbors, Inc.(a)	2,360	104,571
Copart, Inc.(a)	4,690	157,162
Deluxe Corp.	2,260	126,334
Essendant, Inc.	7,020	209,617
G & K Services, Inc., Class A	940	60,517
Healthcare Services Group, Inc.	4,562	161,358
Herman Miller, Inc.	2,400	61,488
HNI Corp.	1,880	63,958
Interface, Inc.	6,710	113,332
Matthews International Corp., Class A	2,610	130,265
Mobile Mini, Inc.	1,940	50,285
MSA Safety, Inc.	1,390	59,492
R.R. Donnelley & Sons Co.	17,290	241,541
Rollins, Inc.	4,755	131,000
Tetra Tech, Inc.	3,190	84,503
The Brink's Co.	2,300	67,620
UniFirst Corp.	740	77,922
US Ecology, Inc.	3,140	106,666
Viad Corp.	3,630	106,976
Waste Connections, Inc.	5,272	316,162
		2,737,590

COMMUNICATIONS EQUIPMENT (1.1%)
ADTRAN, Inc.	2,280	41,405
ARRIS International PLC(a)	11,259	286,767
Bel Fuse, Inc., Class B	13,080	198,424
Black Box Corp.	8,820	67,208
CalAmp Corp.(a)	1,750	29,750
Ciena Corp.(a)	8,370	148,735
Comtech Telecommunications Corp.	6,940	135,469
Digi International, Inc.(a)	1,860	16,963
Harmonic, Inc.(a)	7,710	25,443
InterDigital, Inc.	1,590	71,614
Ixia(a)	2,410	23,064
Lumentum Holdings, Inc.(a)	1,914	37,763
NETGEAR, Inc.(a)	1,590	59,418
NetScout Systems, Inc.(a)	4,390	94,604
Plantronics, Inc.	1,550	69,487
Polycom, Inc.(a)	5,770	58,796
Ruckus Wireless, Inc.(a)	3,120	26,239
ViaSat, Inc.(a)	1,980	123,750
Viavi Solutions, Inc.(a)	9,570	47,850
		1,562,749

CONSTRUCTION & ENGINEERING (1.2%)
AECOM Technology Corp.(a)	12,602	345,799
Aegion Corp.(a)	6,780	122,243
Comfort Systems USA, Inc.	4,500	127,530
Dycom Industries, Inc.(a)	3,210	212,695
EMCOR Group, Inc.	4,790	218,903
Granite Construction, Inc.	3,380	130,569
KBR, Inc.	6,500	92,690
MYR Group, Inc.(a)	11,510	230,315
Orion Marine Group, Inc.(a)	61,370	221,546
		1,702,290

CONSTRUCTION MATERIALS (0.3%)
Eagle Materials, Inc., Class A	3,350	179,359
Headwaters, Inc.(a)	11,190	178,704
		358,063

CONSUMER FINANCE (0.8%)
Cash America International, Inc.	5,800	173,652
Encore Capital Group, Inc.(a)	4,710	107,953
Enova International, Inc.(a)	33,093	184,328
EZCORP, Inc., Class A(a)	51,950	157,928
First Cash Financial Services, Inc.(a)	1,240	44,020
Green Dot Corp., Class A(a)	5,540	98,446
PRA Group, Inc.(a)	2,210	65,748
SLM Corp.(a)	19,720	126,208
World Acceptance Corp.(a)	4,600	133,124
		1,091,407

CONTAINERS & PACKAGING (0.8%)
AptarGroup, Inc.	2,800	204,120
Bemis Co., Inc.	4,270	204,405
Greif, Inc., Class A	5,930	156,730
Myers Industries, Inc.	1,120	12,757
Packaging Corp. of America	5,420	275,498
Silgan Holdings, Inc.	1,870	98,867
Sonoco Products Co.	3,970	156,855
		1,109,232

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
DISTRIBUTORS (0.6%)
LKQ Corp.(a)	15,370	$421,138
Pool Corp.	2,870	242,515
VOXX International Corp.(a)	45,510	195,238
		858,891

DIVERSIFIED CONSUMER SERVICES (0.8%)
American Public Education, Inc.(a)	980	15,464
Capella Education Co.	610	26,785
Career Education Corp.(a)	3,860	11,117
DeVry, Inc.	9,960	198,204
Graham Holdings Co.	468	226,835
Regis Corp.(a)	7,550	112,797
Service Corp. International	11,620	281,088
Sotheby's	2,820	66,242
Strayer Education, Inc.(a)	582	31,073
Universal Technical Institute, Inc.	39,180	150,059
		1,119,664

DIVERSIFIED FINANCIAL SERVICES (0.9%)
CBOE Holdings, Inc.	4,390	292,462
FactSet Research Systems, Inc.	2,170	327,019
MarketAxess Holdings, Inc.	2,680	311,496
MSCI, Inc., Class A	4,960	341,447
		1,272,424

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
8x8, Inc.(a)	10,690	134,266
Atlantic Tele-Network, Inc.	500	38,495
Cincinnati Bell, Inc.(a)	9,960	32,270
Consolidated Communications Holdings, Inc.	2,750	55,110
General Communication, Inc., Class A(a)	3,830	69,400
Iridium Communications, Inc.(a)	18,920	131,683
Lumos Networks Corp.(a)	1,120	12,970
		474,194

ELECTRIC UTILITIES (1.1%)
ALLETE, Inc.	1,980	104,742
Cleco Corp.	2,430	129,130
El Paso Electric Co.	1,520	62,214
Great Plains Energy, Inc.	10,781	300,574
Hawaiian Electric Industries, Inc.	6,790	203,157
IDACORP, Inc.	2,160	150,315
OGE Energy Corp.	7,840	205,643
PNM Resources, Inc.	4,740	148,883
Westar Energy, Inc.	5,820	253,519
		1,558,177

ELECTRICAL EQUIPMENT (0.9%)
Acuity Brands, Inc.	2,226	450,609
AZZ, Inc.	2,810	144,659
Encore Wire Corp.	930	34,605
EnerSys	1,920	92,986
Franklin Electric Co., Inc.	1,500	40,920
General Cable Corp.	2,760	32,347
Hubbell, Inc.(a)	2,150	194,424
Powell Industries, Inc.	4,600	115,184
REGAL-BELOIT Corp.	3,180	178,748
Vicor Corp.(a)	910	7,644
		1,292,126

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (4.9%)
Agilysys, Inc.(a)	570	5,643
Anixter International, Inc.(a)	4,090	202,210
Arrow Electronics, Inc.(a)	8,710	449,436
Avnet, Inc.	11,640	464,669
Badger Meter, Inc.	690	38,523
Belden CDT, Inc.	1,910	81,595
Benchmark Electronics, Inc.(a)	14,630	307,230
Checkpoint Systems, Inc.	28,330	183,578
Cognex Corp.	4,840	156,090
Coherent, Inc.(a)	1,090	84,224
CTS Corp.	1,420	22,365
Daktronics, Inc.	7,310	58,699
DTS, Inc.(a)	940	20,943
Electro Scientific Industries, Inc.(a)	1,040	6,282
ePlus, Inc.(a)	290	27,466
Fabrinet(a)	7,280	181,345
FARO Technologies, Inc.(a)	770	19,766
FEI Co.	1,770	128,236
II-VI, Inc.(a)	8,190	170,352
Ingram Micro, Inc.	14,870	419,334
Insight Enterprises, Inc.(a)	10,010	236,536
IPG Photonics Corp.(a)	2,560	206,925
Itron, Inc.(a)	1,740	57,350
Jabil Circuit, Inc.	15,070	300,044
Keysight Technologies, Inc.(a)	6,930	162,162
Knowles Corp.(a)	3,600	48,960
Littelfuse, Inc.	970	98,843
Mercury Computer Systems, Inc.(a)	1,800	34,362
Methode Electronics, Inc., Class A	4,000	104,240
MTS Systems Corp.	740	39,516
National Instruments Corp.	3,885	110,722
Newport Corp.(a)	1,670	25,434
OSI Systems, Inc.(a)	1,420	77,844
Park Electrochemical Corp.	760	12,373
Plexus Corp.(a)	5,670	198,167
Rofin-Sinar Technologies, Inc.(a)	1,370	34,921
Rogers Corp.(a)	900	42,723
Sanmina Corp.(a)	14,970	280,538
ScanSource, Inc.(a)	6,670	209,305
SYNNEX Corp.	2,960	248,492
Tech Data Corp.(a)	5,510	343,824
Trimble Navigation Ltd.(a)	10,540	203,317
TTM Technologies, Inc.(a)	36,760	214,311
Vishay Intertechnology, Inc.	16,840	192,986
Zebra Technologies Corp., Class A(a)	3,420	206,568
		6,718,449

ENERGY EQUIPMENT & SERVICES (2.3%)
Archrock, Inc.	32,480	194,880
Atwood Oceanics, Inc.	16,440	100,777
Basic Energy Services, Inc.(a)	22,560	51,888
Bristow Group, Inc.	7,320	170,263
CARBO Ceramics, Inc.	1,050	17,378
Dril-Quip, Inc.(a)	1,590	93,238
Era Group, Inc.(a)	16,980	155,876
Exterran Corp.(a)	21,385	353,280
Geospace Technologies Corp.(a)	930	10,053
Gulf Island Fabrication, Inc.	23,980	209,106
Gulfmark Offshore, Inc., Class A(a)	3,570	13,530
Helix Energy Solutions Group, Inc.(a)	32,130	129,484
Hornbeck Offshore Services, Inc.(a)	20,410	165,933
Matrix Service Co.(a)	1,190	22,562
Nabors Industries Ltd.	13,820	101,715
Newpark Resources, Inc.(a)	31,060	151,262
Noble Corp. PLC	24,650	192,024
Oceaneering International, Inc.	4,100	138,785
Oil States International, Inc.(a)	4,650	131,270
Patterson-UTI Energy, Inc.	13,120	188,666
Pioneer Energy Services Corp.(a)	47,630	65,253
Rowan Cos., Inc., Class A	9,140	115,621
SEACOR Holdings, Inc.(a)	3,440	158,274
Superior Energy Services, Inc.	7,650	78,872
Tesco Corp.	3,810	25,908
TETRA Technologies, Inc.(a)	4,190	25,936
Tidewater, Inc.	13,150	69,827
Unit Corp.(a)	2,710	28,265
US Silica Holdings, Inc.	2,400	44,760
		3,204,686

FOOD & STAPLES RETAILING (0.8%)
Casey's General Stores, Inc.	1,740	210,088
SpartanNash Co.	13,714	281,411

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
SuperValu, Inc.(a)	9,880	$44,954
The Andersons, Inc.	7,965	233,454
United Natural Foods, Inc.(a)	7,790	272,806
		1,042,713

FOOD PRODUCTS (2.3%)
B&G Foods, Inc.	4,100	149,322
Calavo Growers, Inc.	2,090	108,157
Cal-Maine Foods, Inc.	3,700	186,739
Darling International, Inc.(a)	24,680	221,873
Dean Foods Co.	10,210	203,996
Diamond Foods, Inc.(a)	1,200	44,040
Flowers Foods, Inc.	9,783	200,943
Hain Celestial Group, Inc.(a)	4,650	169,167
Ingredion, Inc.	3,060	308,203
J & J Snack Foods Corp.	660	71,267
Lancaster Colony Corp.	870	88,462
Post Holdings, Inc.(a)	4,715	275,828
Sanderson Farms, Inc.	2,380	193,304
Seneca Foods Corp., Class A(a)	11,170	308,627
Snyders-Lance, Inc.	2,600	82,082
Tootsie Roll Industries, Inc.	931	30,555
TreeHouse Foods, Inc.(a)	1,900	150,784
Whitewave Foods Co., Class A(a)	9,680	365,420
		3,158,769

GAS UTILITIES (1.4%)
Atmos Energy Corp.	4,450	308,029
National Fuel Gas Co.	3,630	164,548
New Jersey Resources Corp.	3,460	121,861
Northwest Natural Gas Co.	990	51,431
One Gas, Inc.	3,320	187,779
Piedmont Natural Gas Co., Inc.	4,060	240,514
Questar Corp.	6,950	141,711
South Jersey Industries, Inc.	2,500	62,150
Southwest Gas Corp.	2,030	119,425
The Laclede Group, Inc.	2,080	132,995
UGI Corp.	7,860	267,240
WGL Holdings, Inc.	2,100	140,259
		1,937,942

HEALTH CARE EQUIPMENT & SUPPLIES (3.9%)
Abaxis, Inc.	1,100	47,905
ABIOMED, Inc.(a)	3,840	327,667
Align Technology, Inc.(a)	4,200	277,788
Analogic Corp.	600	44,442
AngioDynamics, Inc.(a)	9,450	106,974
Anika Therapeutics, Inc.(a)	820	30,848
Cantel Medical Corp.	3,157	187,431
CONMED Corp.	1,230	45,436
CryoLife, Inc.	2,420	23,789
Cynosure, Inc.(a)	3,480	125,976
Greatbatch, Inc.(a)	1,260	48,649
Haemonetics Corp.(a)	2,300	72,772
Halyard Health, Inc.(a)	2,250	55,800
Hill-Rom Holdings, Inc.	2,600	127,088
Hologic, Inc.(a)	13,170	446,990
ICU Medical, Inc.(a)	700	67,375
IDEXX Laboratories, Inc.(a)	3,970	278,456
Inogen, Inc.(a)	700	23,268
Integra LifeSciences Holdings Corp.(a)	2,100	129,045
Invacare Corp.	6,300	97,083
LivaNova PLC(a)	2,500	139,950
Masimo Corp.(a)	4,690	172,357
Meridian Bioscience, Inc.	1,900	36,575
Merit Medical Systems, Inc.(a)	5,905	97,728
Natus Medical, Inc.(a)	3,650	128,772
Neogen Corp.(a)	3,202	167,080
NuVasive, Inc.(a)	4,600	212,152
ResMed, Inc.	6,000	340,200
Sirona Dental Systems, Inc.(a)	2,900	308,241
STERIS PLC	9,150	633,546
SurModics, Inc.(a)	3,650	72,818
Teleflex, Inc.	1,940	263,239
Vascular Solutions, Inc.(a)	3,500	95,760
West Pharmaceutical Services, Inc.	3,220	184,248
		5,417,448

HEALTH CARE PROVIDERS & SERVICES (3.1%)
Aceto Corp.	3,700	84,545
Air Methods Corp.(a)	1,760	68,534
Almost Family, Inc.(a)	3,410	130,398
Amedisys, Inc.(a)	1,439	51,444
AMN Healthcare Services, Inc.(a)	6,930	195,218
AmSurg Corp.(a)	4,180	305,934
Centene Corp.(a)	8,330	516,960
Chemed Corp.	1,350	189,432
CorVel Corp.(a)	1,860	84,853
Cross Country Healthcare, Inc.(a)	11,100	159,840
ExamWorks Group, Inc.(a)	2,280	62,609
Hanger Orthopedic Group, Inc.(a)	16,480	222,315
Health Net, Inc.(a)	3,640	241,041
HealthEquity, Inc.(a)	1,510	32,541
Healthways, Inc.(a)	6,370	74,911
Kindred Healthcare, Inc.	18,928	182,845
Landauer, Inc.	540	16,546
LHC Group, Inc.(a)	2,760	104,659
Magellan Health Services, Inc.(a)	5,010	285,570
Molina Healthcare, Inc.(a)	1,995	109,546
Owens & Minor, Inc.	8,265	286,382
PharMerica Corp.(a)	4,100	121,729
Providence Service Corp.(a)	710	31,524
Select Medical Holdings Corp.	16,420	156,483
The Ensign Group, Inc.	3,020	67,799
U.S. Physical Therapy, Inc.	2,210	113,042
VCA Antech, Inc.(a)	5,120	262,502
WellCare Group, Inc.(a)	2,030	154,239
		4,313,441

HEALTH CARE TECHNOLOGY (0.4%)
Allscripts Healthcare Solutions, Inc.(a)	7,746	106,740
Computer Programs & Systems, Inc.	530	27,841
Healthstream, Inc.(a)	3,430	75,117
HMS Holdings Corp.(a)	3,610	43,500
Medidata Solutions, Inc.(a)	4,120	176,047
Omnicell, Inc.(a)	3,740	104,683
Quality Systems, Inc.	2,170	28,449
		562,377

HOTELS, RESTAURANTS & LEISURE (1.6%)
Biglari Holdings, Inc.(a)	351	132,741
Bob Evans Farms, Inc.	1,240	50,766
Cracker Barrel Old Country Store, Inc.	1,240	162,725
DineEquity, Inc.	1,060	90,015
Domino's Pizza, Inc.	3,070	349,765
Dunkin' Brands Group, Inc.	5,400	212,544
International Speedway Corp., Class A	1,720	58,721
Interval Leisure Group, Inc.	2,280	26,858
Jack in the Box, Inc.	1,920	149,069
Marcus Corp.	1,710	32,387
Marriott Vacations Worldwide Corp.	1,520	75,073
Panera Bread Co., Class A(a)	1,368	265,392
Papa John's International, Inc.	2,680	127,970
Popeyes Louisiana Kitchen, Inc.(a)	2,630	162,087
Sonic Corp.	3,820	112,232
The Wendy's Co.	17,350	177,490
		2,185,835

HOUSEHOLD DURABLES (2.0%)
CalAtlantic Group, Inc.	3,631	117,971
Ethan Allen Interiors, Inc.	1,170	31,239
Helen of Troy Ltd.(a)	2,140	191,252
Installed Building Products, Inc.(a)	5,650	117,689
iRobot Corp.(a)	1,210	41,055

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Jarden Corp.(a)	8,622	$457,397
KB HOME	25,080	272,369
La-Z-Boy, Inc.	2,410	51,670
M.D.C. Holdings, Inc.	2,660	57,882
M/I Homes, Inc.(a)	1,970	35,302
Meritage Homes Corp.(a)	6,280	207,303
NVR, Inc.(a)	238	392,938
Tempur-Pedic International, Inc.(a)	4,580	276,357
Toll Brothers, Inc.(a)	10,280	283,934
TopBuild Corp.(a)	1,420	38,028
TRI Pointe Group, Inc.(a)	5,150	54,281
Tupperware Corp.	2,250	104,467
Universal Electronics, Inc.(a)	690	34,604
		2,765,738

HOUSEHOLD PRODUCTS (0.6%)
Central Garden & Pet Co.(a)	2,830	38,177
Central Garden & Pet Co., Class A(a)	8,060	111,389
Church & Dwight Co., Inc.	5,620	472,080
Energizer Holdings, Inc.	2,700	86,508
WD-40 Co.	1,000	103,300
		811,454

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.2%)
Talen Energy Corp.(a)	35,360	252,824

INDUSTRIAL CONGLOMERATES (0.2%)
Carlisle Cos., Inc.	2,790	233,467

INSURANCE (4.9%)
Alleghany Corp.(a)	872	416,746
American Equity Investment Life Holding Co.	7,410	134,788
American Financial Group, Inc.	3,200	227,136
Amerisafe, Inc.	2,000	102,020
Arthur J. Gallagher & Co.	7,040	264,986
Aspen Insurance Holdings Ltd.	6,040	280,920
Brown & Brown, Inc.	4,840	146,410
CNO Financial Group, Inc.	17,640	306,936
eHealth, Inc.(a)	810	8,497
Employers Holdings, Inc.	5,500	137,005
Endurance Specialty Holdings Ltd.	4,569	282,958
Everest Re Group Ltd.	2,493	446,098
First American Financial Corp.	7,320	251,589
Genworth Financial, Inc., Class A(a)	49,240	136,887
HCI Group, Inc.	520	17,290
Horace Mann Educators Corp.	4,710	144,691
Infinity Property & Casualty Corp.	1,860	147,666
Kemper Corp.	5,720	197,683
Mercury General Corp.	1,670	77,538
Old Republic International Corp.	18,650	337,192
Primerica, Inc.	2,200	99,022
ProAssurance Corp.	2,460	123,295
Reinsurance Group of America, Inc.	5,310	447,261
Renaissancere Holdings Ltd.	1,990	224,174
RLI Corp.	2,230	132,239
Safety Insurance Group, Inc.	630	35,545
Selective Insurance Group, Inc.	2,800	87,668
StanCorp Financial Group, Inc.	1,850	212,121
Stewart Information Services Corp.	3,520	124,819
The Hanover Insurance Group, Inc.	3,680	299,883
The Navigators Group, Inc.(a)	1,530	134,043
United Fire Group, Inc.	1,040	40,175
United Insurance Holdings Corp.	600	9,318
Universal Insurance Holdings, Inc.	8,230	154,230
W.R. Berkley Corp.	5,480	274,822
Willis Towers Watson PLC	2,970	339,976
		6,803,627

INTERNET & CATALOG RETAIL (0.3%)
Blue Nile, Inc.(a)	2,020	70,276
FTD Cos., Inc.(a)	4,960	122,512
HSN, Inc.	1,510	71,060
Nutrisystem, Inc.	6,260	124,011
PetMed Express, Inc.	940	16,939
		404,798

INTERNET SOFTWARE & SERVICES (0.9%)
Blucora, Inc.(a)	10,350	89,320
comScore, Inc.(a)	1,530	58,951
Constant Contact, Inc.(a)	1,570	49,628
DHI Group, Inc.(a)	3,130	29,140
j2 Global, Inc.	3,880	281,339
Liquidity Services, Inc.(a)	2,690	17,512
LivePerson, Inc.(a)	2,250	12,735
LogMeIn, Inc.(a)	3,500	182,840
Monster Worldwide, Inc.(a)	5,830	29,092
Nic, Inc.	5,640	111,615
QuinStreet, Inc.(a)	2,000	7,620
Rackspace Hosting, Inc.(a)	5,080	102,667
Stamps.com, Inc.(a)	1,900	178,258
XO Group, Inc.(a)	1,580	23,542
		1,174,259

IT SERVICES (3.0%)
Acxiom Corp.(a)	3,750	70,125
Broadridge Financial Solutions, Inc.	5,930	317,611
CACI International, Inc., Class A(a)	1,920	159,494
Cardtronics, Inc.(a)	2,000	61,620
Ciber, Inc.(a)	73,470	238,778
Computer Sciences Corp.	11,830	379,388
Convergys Corp.	10,540	257,598
CoreLogic, Inc.(a)	3,840	137,088
CSG Systems International, Inc.	1,490	52,061
DST Systems, Inc.	1,920	202,387
ExlService Holdings, Inc.(a)	3,410	148,881
Forrester Research, Inc.	460	14,706
Gartner, Inc.(a)	4,210	370,017
Heartland Payment Systems, Inc.	2,820	259,666
Jack Henry & Associates, Inc.	4,230	343,391
Leidos Holdings, Inc.	2,810	129,597
ManTech International Corp., Class A	5,180	149,339
MAXIMUS, Inc.	4,720	251,906
NeuStar, Inc., Class A(a)	2,480	60,958
Perficient, Inc.(a)	1,860	35,433
Science Applications International Corp.	1,800	76,716
Sykes Enterprises, Inc.(a)	2,350	69,184
TeleTech Holdings, Inc.	940	25,107
VeriFone Systems, Inc.(a)	4,820	112,740
Virtusa Corp.(a)	3,140	140,421
Wex, Inc.(a)	1,760	127,794
		4,192,006

LEISURE PRODUCTS (0.6%)
Arctic Cat, Inc.	6,260	77,061
Brunswick Corp.	3,980	158,603
Callaway Golf Co.	5,740	49,995
Polaris Industries, Inc.	2,690	198,630
Sturm Ruger & Co., Inc.	1,900	111,815
Vista Outdoor, Inc.(a)	5,420	261,298
		857,402

LIFE SCIENCES TOOLS & SERVICES (1.1%)
Affymetrix, Inc.(a)	10,370	145,491
Albany Molecular Research, Inc.(a)	6,900	112,608
Bio-Rad Laboratories, Inc., Class A(a)	970	123,782
Bio-Techne Corp.	1,990	164,553
Cambrex Corp.(a)	3,550	122,972
Charles River Laboratories International, Inc.(a)	2,670	198,194
Luminex Corp.(a)	4,600	88,274
Mettler-Toledo International, Inc.(a)	1,160	362,906
PAREXEL International Corp.(a)	3,490	223,220
		1,542,000

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MACHINERY (3.9%)
Actuant Corp., Class A	2,940	$68,443
AGCO Corp.	6,090	297,009
Albany International Corp., Class A	1,140	38,669
Astec Industries, Inc.	2,160	80,568
Barnes Group, Inc.	1,890	61,444
Briggs & Stratton Corp.	9,400	184,804
Chart Industries, Inc.(a)	13,470	218,349
CIRCOR International, Inc.	780	27,682
CLARCOR, Inc.	2,190	102,623
Crane Co.	2,170	103,639
Donaldson Co., Inc.	4,960	139,773
EnPro Industries, Inc.	1,080	48,028
ESCO Technologies, Inc.	1,060	36,496
Federal Signal Corp.	3,170	46,884
Graco, Inc.	2,350	170,798
Harsco Corp.	3,210	20,672
Hillenbrand, Inc.	3,000	81,240
IDEX Corp.	3,160	229,132
ITT Corp.	4,030	130,774
John Bean Technologies Corp.	2,635	120,709
Joy Global, Inc.	27,470	273,876
Kennametal, Inc.	4,120	72,924
Lincoln Electric Holdings, Inc.	2,910	154,928
Lindsay Manufacturing Co.	520	36,577
Lydall, Inc.(a)	3,760	106,220
Mueller Industries, Inc.	2,440	62,098
Nordson Corp.	2,490	150,471
Oshkosh Truck Corp.	6,360	209,435
SPX Corp.	26,030	242,079
SPX FLOW, Inc.(a)	7,450	177,608
Standex International Corp.	550	39,721
Tennant Co.	740	40,041
Terex Corp.	18,100	405,440
The Timken Co.	3,630	96,377
Titan International, Inc.	21,300	63,900
Toro Co.	2,770	206,420
Trinity Industries, Inc.	13,310	285,100
Valmont Industries, Inc.	1,040	110,854
Wabtec Corp.	4,100	262,195
Watts Water Technologies, Inc.	1,230	60,602
Woodward, Inc.	2,390	110,394
		5,374,996

MARINE (0.2%)
Kirby Corp.(a)	2,470	125,105
Matson, Inc.	3,480	140,627
		265,732

MEDIA (0.9%)
Cable One, Inc.	197	84,708
Cinemark Holdings, Inc.	4,570	134,769
DreamWorks Animation SKG, Inc., Class A(a)	3,200	82,048
Gannett Co., Inc.	9,750	144,690
Harte-Hanks, Inc.	9,330	31,909
Live Nation, Inc.(a)	7,122	161,669
Meredith Corp.	1,850	78,274
Scholastic Corp.	3,210	110,199
Sizmek, Inc.(a)	14,190	48,388
The E.W. Scripps Co., Class A	2,680	50,866
The New York Times Co., Class A	5,430	71,785
Time, Inc.	5,850	87,750
Wiley John And Sons, Class A	2,360	98,648
		1,185,703

METALS & MINING (2.3%)
AK Steel Holding Corp.(a)	5,850	11,934
Allegheny Technologies, Inc.	24,180	226,808
Carpenter Technology Corp.	4,520	125,475
Century Aluminum Co.(a)	93,760	442,547
Commercial Metals Co.	21,590	300,533
Compass Minerals International, Inc.	1,370	102,545
Ferroglobe PLC	2,600	22,100
Haynes International, Inc.	2,260	72,320
Kaiser Aluminum Corp.	800	62,192
Materion Corp.	6,310	154,532
Olympic Steel, Inc.	9,810	91,625
Reliance Steel & Aluminum Co.	7,190	409,399
Royal Gold, Inc.	2,860	85,199
Steel Dynamics, Inc.	18,350	336,723
Stillwater Mining Co.(a)	4,920	32,226
SunCoke Energy, Inc.	28,460	107,579
TimkenSteel Corp.	28,045	252,685
United States Steel Corp.	29,090	203,630
Worthington Industries, Inc.	3,900	119,301
		3,159,353

MULTILINE RETAIL (0.5%)
Big Lots, Inc.	4,850	188,083
Fred's, Inc.	11,410	188,265
J.C. Penney Co., Inc.(a)	24,440	177,434
Tuesday Morning Corp.(a)	32,830	182,863
		736,645

MULTI-UTILITIES (0.8%)
Alliant Energy Corp.	5,050	329,967
Avista Corp.	3,020	111,831
Black Hills Corp.	2,000	98,560
MDU Resources Group, Inc.	14,300	241,384
NorthWestern Corp.	2,210	123,406
Vectren Corp.	3,130	130,959
		1,036,107

OIL, GAS & CONSUMABLE FUELS (1.8%)
Bill Barrett Corp.(a)	1,990	7,363
Bonanza Creek Energy, Inc.(a)	1,670	4,759
California Resources Corp.	11,690	16,717
Carrizo Oil & Gas, Inc.(a)	2,440	66,197
Cloud Peak Energy, Inc.(a)	50,950	76,425
Contango Oil & Gas Co.(a)	610	3,910
Denbury Resources, Inc.	29,950	46,722
Energen Corp.	3,340	117,802
Green Plains Renewable Energy, Inc.	12,590	238,580
Gulfport Energy Corp.(a)	4,790	141,545
HollyFrontier Corp.	10,338	361,520
Northern Oil & Gas, Inc.(a)	6,710	22,143
PDC Energy, Inc.(a)	1,680	95,542
QEP Resources, Inc.	7,790	99,868
REX American Resources Corp.(a)	1,770	94,571
Rex Energy Corp.(a)	78,720	58,505
SM Energy Co.	9,770	136,585
Stone Energy Corp.(a)	4,580	14,106
Synergy Resources Corp.(a)	15,150	96,051
Western Refining, Inc.	6,370	209,573
World Fuel Services Corp.	8,040	313,158
WPX Energy, Inc.(a)	34,860	188,941
		2,410,583

PAPER & FOREST PRODUCTS (0.7%)
Boise Cascade Co.(a)	7,070	146,066
Clearwater Paper Corp.(a)	2,500	97,900
Deltic Timber Corp.	1,410	77,437
Domtar Corp.	8,860	285,735
KapStone Paper & Packaging Corp.	4,020	59,415
Louisiana-Pacific Corp.(a)	5,980	94,006
Neenah Paper, Inc.	750	45,330
P. H. Glatfelter & Co.	12,580	185,681
		991,570

PERSONAL PRODUCTS (0.2%)
Avon Products, Inc.	21,390	72,512
Edgewell Personal Care Co.	2,770	205,008
Inter Parfums, Inc.	910	24,433

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Medifast, Inc.	550	$15,967
		317,920

PHARMACEUTICALS (1.0%)
Akorn, Inc.(a)	5,140	133,589
ANI Pharmaceuticals, Inc.(a)	410	13,124
Catalent, Inc.(a)	4,670	109,885
DepoMed, Inc.(a)	11,160	171,195
Impax Laboratories, Inc.(a)	4,260	159,622
Lannett Co., Inc.(a)	4,820	122,958
Nektar Therapeutics(a)	11,730	159,997
Phibro Animal Health Corp., Class A	1,980	66,429
Prestige Brands Holdings, Inc.(a)	4,290	200,257
Sagent Pharmaceuticals, Inc.(a)	1,110	16,772
Supernus Pharmaceuticals, Inc.(a)	13,490	152,977
The Medicines Co.(a)	2,990	103,334
		1,410,139

PROFESSIONAL SERVICES (1.5%)
CDI Corp.	21,090	108,403
CEB, Inc.	2,550	150,399
Exponent, Inc.	2,160	110,830
FTI Consulting, Inc.(a)	4,560	154,538
Heidrick & Struggles International, Inc.	4,640	122,310
Insperity, Inc.	890	39,988
Kelly Services, Inc., Class A	19,330	320,491
Korn/Ferry International, Inc.	4,450	137,104
Manpower, Inc.	5,130	391,676
Navigant Consulting, Inc.(a)	2,500	39,475
On Assignment, Inc.(a)	5,420	209,483
Resources Connection, Inc.	2,280	34,451
TrueBlue, Inc.(a)	6,920	158,053
WageWorks, Inc.(a)	1,520	68,005
		2,045,206

REAL ESTATE INVESTMENT TRUSTS (7.1%)
Acadia Realty Trust	4,527	154,371
Agree Realty Corp.	400	14,768
Alexandria Real Estate Equities, Inc.	3,200	253,376
American Assets Trust, Inc.	2,100	78,519
American Campus Communities, Inc.	5,000	211,000
Camden Property Trust	3,800	289,940
Capstead Mortgage Corp.	10,170	94,988
Care Capital Properties, Inc.	4,050	121,257
CareTrust REIT, Inc.	2,738	28,092
Cedar Shopping Centers, Inc.	4,120	29,087
Chesapeake Lodging Trust	2,970	74,606
Communications Sales & Leasing, Inc.	6,864	131,857
Coresite Realty Corp.	3,640	233,470
Corporate Office Properties Trust	3,700	82,510
Corrections Corp. of America	4,688	135,061
Cousins Properties, Inc.	10,885	93,829
DiamondRock Hospitality Co.	11,740	97,442
Douglas Emmett, Inc.	6,980	206,468
Duke Realty Corp.	16,610	334,359
EastGroup Properties, Inc.	1,470	78,483
Education Realty Trust, Inc.	4,560	178,205
EPR Properties	2,680	160,666
Equity One, Inc.	5,030	139,432
Extra Space Storage, Inc.	6,650	603,088
Federal Realty Investment Trust	2,930	441,932
Four Corners Property Trust, Inc.	6,020	101,738
Franklin Street Properties Corp.	3,250	31,720
Getty Realty Corp.	820	14,662
Government Properties Income Trust	2,090	28,696
Healthcare Realty Trust, Inc.	6,240	181,210
Highwood Properties, Inc.	3,750	158,587
Hospitality Properties Trust	5,760	135,878
Inland Real Estate Corp.	8,870	94,998
Kilroy Realty Corp.	4,140	231,302
Kite Realty Group Trust	3,025	80,162
Lamar Advertising Co.	4,850	272,133
LaSalle Hotel Properties	5,190	115,010
Lexington Corp. Properties Trust	8,405	61,609
Liberty Property Trust	5,890	172,695
LTC Properties, Inc.	1,230	54,772
Mack-Cali Realty Corp.	3,910	81,289
Medical Properties Trust, Inc.	12,720	139,920
Mid-America Apartment Communities, Inc.	3,276	307,354
National Retail Properties, Inc.	5,370	230,588
OMEGA Healthcare Investors, Inc.	7,486	237,381
Parkway Properties, Inc.	2,950	39,737
Pennsylvania Real Estate Investment Trust	3,130	61,285
Post Properties, Inc.	2,530	144,944
Potlatch Corp.	1,630	47,009
PS Business Parks, Inc.	870	75,325
Rayonier, Inc.	5,000	105,450
Regency Centers Corp.	4,220	305,486
Retail Opportunity Investments Corp.	8,980	166,040
Sabra Healthcare REIT, Inc.	3,570	65,545
Saul Centers, Inc.	510	25,944
Senior Housing Properties Trust	14,130	204,602
Sovran Self Storage, Inc.	2,060	232,121
Summit Hotel Properties, Inc.	1,560	15,834
Tanger Factory Outlet Center	3,990	127,640
Taubman Centers, Inc.	2,630	186,835
The Geo Group, Inc.	2,993	88,533
UDR, Inc.	11,981	426,404
Universal Health Realty Income Trust	550	27,957
Urban Edge Properties	3,060	74,358
Urstadt Biddle Properties, Inc., Class A	920	18,676
Weingarten Realty Investors	6,670	232,716
WP GLIMCHER, Inc.	6,700	60,836
		9,731,787

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
Alexander & Baldwin, Inc.	6,190	187,557
Forestar Group, Inc.(a)	2,790	25,333
Jones Lang LaSalle, Inc.	2,284	321,405
		534,295

ROAD & RAIL (1.1%)
ArcBest Corp.	12,780	262,373
Celadon Group, Inc.	24,810	196,991
Genesee & Wyoming, Inc., Class A(a)	2,540	125,933
Heartland Express, Inc.	3,483	59,733
Knight Transportation, Inc.	3,040	74,389
Landstar System, Inc.	1,970	113,098
Marten Transport Ltd.	4,450	74,671
Old Dominion Freight Line, Inc.(a)	3,070	168,328
Roadrunner Transportation System, Inc.(a)	31,190	247,025
Saia, Inc.(a)	8,110	173,473
Werner Enterprises, Inc.	2,430	58,685
		1,554,699

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Advanced Energy Industries, Inc.(a)	1,750	49,140
Advanced Micro Devices, Inc.(a)	36,580	80,476
Atmel Corp.	17,050	137,423
Brooks Automation, Inc.	6,270	59,753
Cabot Microelectronics Corp.(a)	1,020	41,453
CEVA, Inc.(a)	3,010	69,682
Cirrus Logic, Inc.(a)	7,120	247,206
Cohu, Inc.	1,700	20,587
Cree, Inc.(a)	4,530	126,976
Cypress Semiconductor Corp.	12,610	99,115
Diodes, Inc.(a)	1,740	33,286
DSP Group, Inc.(a)	1,120	10,718
Exar Corp.(a)	2,120	11,660
Fairchild Semiconductor International, Inc.(a)	5,350	109,622
Integrated Device Technology, Inc.(a)	10,740	273,655
Intersil Corp., Class A	5,270	68,510
Kopin Corp.(a)	37,560	72,491
Kulicke & Soffa Industries, Inc.(a)	8,830	89,360
Microsemi Corp.(a)	6,170	195,589

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MKS Instruments, Inc.	1,930	$68,399
Monolithic Power Systems, Inc.	3,010	188,336
Nanometrics, Inc.(a)	970	13,706
Power Integrations, Inc.	1,310	61,740
Rambus, Inc.(a)	9,120	111,629
Rudolph Technologies, Inc.(a)	2,050	26,261
Semtech Corp.(a)	2,680	53,868
Silicon Laboratories, Inc.(a)	1,740	79,344
SunEdison, Inc.(a)	39,780	124,511
Synaptics, Inc.(a)	3,520	258,051
Teradyne, Inc.	7,980	155,051
Tessera Technologies, Inc.	4,610	132,860
Ultratech, Inc.(a)	1,120	22,590
Veeco Instruments, Inc.(a)	1,600	29,824
		3,122,872

SOFTWARE (3.3%)
ACI Worldwide, Inc.(a)	10,820	193,678
ANSYS, Inc.(a)	3,849	339,443
Blackbaud, Inc.	3,640	223,787
Bottomline Technologies, Inc.(a)	1,530	44,095
Cadence Design Systems, Inc.(a)	16,120	315,307
CDK Global, Inc.	7,650	336,983
CommVault Systems, Inc.(a)	1,840	69,037
Ebix, Inc.	4,070	138,868
EPIQ Systems, Inc.	1,695	21,221
Fair Isaac Corp.	2,270	216,944
Fortinet, Inc.(a)	9,890	278,305
Interactive Intelligence Group, Inc.(a)	800	19,104
Manhattan Associates, Inc.(a)	4,840	279,026
Mentor Graphics Corp.	4,870	84,641
Microstrategy, Inc., Class A(a)	419	72,282
Monotype Imaging Holdings, Inc.	2,030	50,628
Progress Software Corp.(a)	2,220	57,476
PTC, Inc.(a)	5,110	151,307
Rovi Corp.(a)	3,733	72,644
Solarwinds, Inc.(a)	4,560	273,372
Solera Holdings, Inc.	2,940	159,524
Synchronoss Technologies, Inc.(a)	3,860	118,270
Synopsys, Inc.(a)	6,500	278,850
Tangoe, Inc.(a)	1,500	12,555
Tyler Technologies, Inc.(a)	1,970	309,408
Ultimate Software Group, Inc.(a)	1,898	333,346
Vasco Data Security International, Inc.(a)	1,490	23,095
		4,473,196

SPECIALTY RETAIL (5.4%)
Aaron's, Inc.	10,050	229,944
Abercrombie & Fitch Co., Class A	8,620	226,189
American Eagle Outfitters, Inc.	7,650	111,996
Ascena Retail Group, Inc.(a)	22,143	163,415
Barnes & Noble Education, Inc.(a)	28,920	318,698
Barnes & Noble, Inc.	17,260	151,370
Big 5 Sporting Goods Corp.	27,770	337,961
Cabela's, Inc., Class A(a)	3,570	150,190
Caleres, Inc.	6,155	165,446
Cato Corp., Class A	1,100	44,363
Chico's FAS, Inc.	6,890	71,587
Children's Place Retail Stores, Inc.	2,650	172,515
CST Brands, Inc.	7,520	291,325
Dick's Sporting Goods, Inc.	6,080	237,606
Express, Inc.(a)	7,750	131,440
Finish Line, Inc., Class A	14,657	277,604
Five Below, Inc.(a)	2,350	82,790
Foot Locker, Inc.	6,220	420,223
Francesca's Holdings Corp.(a)	5,930	108,104
Genesco, Inc.(a)	4,520	298,953
Group 1 Automotive, Inc.	3,240	173,826
Guess?, Inc.	7,620	141,275
Haverty Furniture Cos., Inc.	1,330	25,204
Hibbett Sports, Inc.(a)	1,130	36,341
Kirkland's, Inc.	8,710	103,039
Lithia Motors, Inc., Class A	2,320	177,642
Lumber Liquidators Holdings, Inc.(a)	9,710	125,356
MarineMax, Inc.(a)	1,240	20,968
Men's Wearhouse, Inc.	15,960	218,812
Monro Muffler Brake, Inc.	2,445	160,759
Murphy USA, Inc.(a)	4,130	238,921
Office Depot, Inc.(a)	42,146	217,052
Outerwall, Inc.	890	30,082
Rent-A-Center, Inc.	22,990	313,124
Select Comfort Corp.(a)	2,680	56,441
Sonic Automotive, Inc., Class A	9,000	154,080
Stage Stores, Inc.	37,982	315,251
Stein Mart, Inc.	15,690	115,478
The Buckle, Inc.	1,365	38,793
The Pep Boys - Manny, Moe & Jack(a)	11,180	206,718
Vitamin Shoppe, Inc.(a)	4,020	122,329
Williams-Sonoma, Inc.	3,670	189,592
Zumiez, Inc.(a)	11,360	205,730
		7,378,532

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.5%)
3D Systems Corp.(a)	13,920	111,499
Diebold, Inc.	2,700	74,844
Electronics for Imaging, Inc.(a)	2,220	91,864
Lexmark International, Inc., Class A	4,780	134,844
NCR Corp.(a)	7,060	150,660
QLogic Corp.(a)	4,040	51,793
Super Micro Computer, Inc.(a)	1,700	50,626
		666,130

TEXTILES, APPAREL & LUXURY GOODS (1.4%)
Carter's, Inc.	2,860	278,049
Crocs, Inc.(a)	4,120	37,945
Deckers Outdoor Corp.(a)	2,960	146,401
G-III Apparel Group Ltd.(a)	1,830	90,329
Iconix Brand Group, Inc.(a)	30,830	204,711
Kate Spade & Co.(a)	5,330	94,927
Movado Group, Inc.	3,390	87,123
Oxford Industries, Inc.	730	50,998
Perry Ellis International, Inc.(a)	9,500	180,595
Skechers U.S.A., Inc., Class A(a)	12,410	349,838
Steven Madden Ltd.(a)	2,737	88,378
Tumi Holdings, Inc.(a)	2,330	40,286
Unifi, Inc.(a)	3,100	73,997
Wolverine World Wide, Inc.	8,680	146,779
		1,870,356

THRIFTS & MORTGAGE FINANCE (1.1%)
Astoria Financial Corp.	5,490	83,064
B of I Holding, Inc.(a)	8,150	139,854
Bank Mutual Corp.	16,830	132,620
Brookline Bancorp, Inc.	6,090	67,964
Dime Community Bancshares, Inc.	1,490	25,613
LendingTree, Inc.(a)	2,070	152,538
New York Community Bancorp, Inc.	20,500	317,340
Northfield Bancorp, Inc.	5,270	81,580
Northwest Bancshares, Inc.	3,450	43,367
Oritani Financial Corp.	2,820	47,150
Provident Financial Services, Inc.	3,730	73,257
TrustCo Bank Corp. NY	3,990	21,945
Walker & Dunlop, Inc.(a)	6,130	146,875
Washington Federal, Inc.	5,310	113,369
		1,446,536

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Applied Industrial Technologies, Inc.	2,880	110,707
DXP Enterprises, Inc.(a)	820	12,858
GATX Corp.	3,200	131,136
Kaman Corp., Class A	3,430	136,651
MSC Industrial Direct Co., Inc., Class A	2,160	139,990
Now, Inc.(a)	9,240	125,294

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2016 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Veritiv Corp.(a)	5,610	$173,068
Watsco, Inc.	1,070	124,345
		954,049

WATER UTILITIES (0.2%)
American States Water Co.	1,480	67,192
Aqua America, Inc.	6,982	220,142
		287,334

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Spok Holdings, Inc.	1,380	24,854
Telephone & Data Systems, Inc.	12,600	292,194
		317,048

TOTAL COMMON STOCKS		135,436,580

MONEY MARKET FUND (1.6%)
Federated Government Obligations Fund, Institutional Shares, 0.02%(b)	2,236,130	2,236,130

TOTAL MONEY MARKET FUND		2,236,130
TOTAL INVESTMENTS (COST $140,764,066) 99.9%		137,672,710
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		86,702

NET ASSETS 100.0%		$137,759,412

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of January 31, 2016.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

At January 31, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
Steward Small-Mid Cap Enhanced Index Fund	$141,138,486	$17,307,785	$(20,773,561)	$(3,465,776)

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

Capstone Series Fund, Inc.

January 31, 2016 (Unaudited)

Portfolio Valuation: Steward Small-Mid Cap Enhanced Index Fund (“The Fund”) investments are recorded at fair value. In determining fair value, the Fund uses various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical securities and NAVs for open-end mutual funds and money market funds

Level 2 – Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayments speeds and credit risks).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Fund’s assets measured at fair value as of January 31, 2016:

	Investments in Securities
Fund Name	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total

Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$135,436,580	$–	$–	$135,436,580
Money Market Fund	2,236,130	–	–	2,236,130

Total	137,672,710	–	–	137,672,710

* Please refer to the Schedule of Portfolio Investments to view common stocks segregated by industry type.

The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of January 31, 2016 from those used on April 30, 2015. The Fund did not hold any Level 3 securities during the period ended January 31, 2016.

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CAPSTONE SERIES FUND, INC.

By (Signature and Title)	/s/ Michael L. Kern, III
Michael L. Kern, III, President and Treasurer

Date	March 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael L. Kern, III
Michael L. Kern, III, President and Treasurer

Date	March 21, 2016